Notes Payable - Additional Information (Detail) - Predecessor Company [Member] - USD ($)				1 Months Ended	12 Months Ended
	Dec. 05, 2018	Feb. 15, 2017	Jan. 24, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2016	Jul. 31, 2010
Debt and Financial Instruments [Line Items]
Conversion of convertible note payable						$ 13,729,000
Proceeds from issuance of convertible note payable							$ 12,500,000
Novartis [Member] | Investment Agreement [Member]
Debt and Financial Instruments [Line Items]
Debt instrument, interest rate				6.00%
Debt instrument, maturity date				Dec. 31, 2019
Deferred revenue								$ 2,500,000
Promissory note [Member] | Pfizer Inc. [Member]
Debt and Financial Instruments [Line Items]
Note payable									$ 1,000,000
Debt instrument, interest rate					7.00%
Debt instrument, maturity date					Jul. 29, 2020
Prepayment of notes payable			$ 1,004,861
Convertible Promissory Note [Member] | Novartis [Member]
Debt and Financial Instruments [Line Items]
Debt instrument, interest rate		6.00%
Debt instrument, maturity date		Dec. 31, 2019
Promissory note, principal amount		$ 15,000,000
Promissory note conversion, description					The terms of the Novartis Note allowed the Company to convert the principal and accrued interest into the Company's common stock at a conversion price equal to 120% of the 20-day trailing average closing price per share of the common stock immediately prior to the conversion date.
Principal and accrued interest of note to be converted into common stock at conversion price, in percentage		120.00%
Trailing period for average closing price per share of common stock		20 days
Conversion of convertible note payable	$ 15,000,000
Proceeds from issuance of convertible note payable		$ 15,000,000
Convertible note payable		12,500,000
Reduction of outstanding receivable		2,500,000
Conversion of convertible note payable to common stock	288,251
Conversion price	$ 57.70
Fair value of convertible note payable					$ 12,500,000
Convertible Promissory Note [Member] | Novartis [Member] | Investment Agreement [Member]
Debt and Financial Instruments [Line Items]
Promissory note, principal amount		$ 15,000,000
Principal and accrued interest of note to be converted into common stock at conversion price, in percentage		120.00%
Conversion of convertible note payable	$ 15,000,000
Conversion of convertible note payable to common stock	288,251
Conversion price	$ 57.70